Cover Page Cover Page	May 05, 2020	May 04, 2020
Document Information [Line Items]
Document Type		8-K
Document Period End Date		May 04, 2020
Entity Registrant Name		HERITAGE FINANCIAL CORP
Entity File Number		000-29480
Entity Incorporation, State or Country Code		WA
Entity Tax Identification Number		91-1857900
Entity Address, Address Line One		201 Fifth Avenue SW,
Entity Address, City or Town		Olympia
Entity Address, State or Province		WA
Entity Address, Postal Zip Code		98501
City Area Code		(360)
Local Phone Number		943-1500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, no par value
Trading Symbol		HFWA
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001046025
Amendment Flag	false